UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photo of James C. Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.85%	$ 1,000.00	$ 1,081.90	$ 4.39
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.58	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	6.0
Exxon Mobil Corp.	4.6	6.1
Google, Inc. Class A	3.5	3.7
Cognizant Technology Solutions Corp. Class A	2.3	1.9
Amazon.com, Inc.	2.3	2.0
QUALCOMM, Inc.	2.1	1.7
United Technologies Corp.	1.9	2.1
Oracle Corp.	1.8	1.5
TJX Companies, Inc.	1.6	1.4
Herbalife Ltd.	1.4	1.2
	27.9
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.1	31.9
Consumer Discretionary	13.9	16.1
Industrials	12.1	11.3
Energy	11.9	10.8
Health Care	10.4	9.2
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 99.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	13.7%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.4%
Autoliv, Inc.	32,700	$ 2,565
Minth Group Ltd.	520,000	841
TRW Automotive Holdings Corp. (a)	10,100	596
		4,002
Automobiles - 0.2%
Hyundai Motor Co.	6,240	1,386
Tesla Motors, Inc. (a)	6,600	192
		1,578
Diversified Consumer Services - 1.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	16,000	1,788
Weight Watchers International, Inc.	204,000	15,396
		17,184
Hotels, Restaurants & Leisure - 0.3%
Arcos Dorados Holdings, Inc.	13,000	274
Ctrip.com International Ltd. sponsored ADR (a)	73,900	3,184
Las Vegas Sands Corp. (a)	2,100	89
		3,547
Household Durables - 2.6%
iRobot Corp. (a)	91,200	3,218
M.D.C. Holdings, Inc.	106,100	2,614
Meritage Homes Corp. (a)	98,700	2,227
Ryland Group, Inc.	189,000	3,124
Standard Pacific Corp. (a)(d)	822,600	2,756
Tempur-Pedic International, Inc. (a)	221,500	15,022
		28,961
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	125,100	25,582
Netflix, Inc. (a)	6,400	1,681
Priceline.com, Inc. (a)	19,100	9,778
		37,041
Media - 1.0%
Discovery Communications, Inc. (a)	2,700	111
Focus Media Holding Ltd. ADR (a)	79,200	2,463
Pandora Media, Inc.	2,800	53
Time Warner, Inc.	149,800	5,448
Valassis Communications, Inc. (a)	101,100	3,063
		11,138
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	61,100	$ 4,070
Macy's, Inc.	141,900	4,149
		8,219
Specialty Retail - 2.9%
Best Buy Co., Inc.	98,100	3,081
Sally Beauty Holdings, Inc. (a)	551,775	9,435
TJX Companies, Inc.	333,000	17,492
Vitamin Shoppe, Inc. (a)	60,500	2,768
		32,776
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	37,300	3,288
Phillips-Van Heusen Corp.	100,400	6,573
Titan Industries Ltd.	340,700	1,636
		11,497
TOTAL CONSUMER DISCRETIONARY		155,943
CONSUMER STAPLES - 10.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	52,117	3,025
Dr Pepper Snapple Group, Inc.	282,800	11,858
PepsiCo, Inc.	76,000	5,353
The Coca-Cola Co.	149,400	10,053
		30,289
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico SA de CV Series V	750,100	2,222
Whole Foods Market, Inc.	71,400	4,530
		6,752
Food Products - 2.2%
Danone sponsored ADR	181,900	2,719
Green Mountain Coffee Roasters, Inc. (a)	151,400	13,514
Mead Johnson Nutrition Co. Class A	53,100	3,587
Nestle SA sponsored ADR	52,400	3,269
Shenguan Holdings Group Ltd.	1,888,000	1,334
		24,423
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.3%
Colgate-Palmolive Co.	103,600	$ 9,056
Procter & Gamble Co.	92,155	5,858
		14,914
Personal Products - 3.5%
Estee Lauder Companies, Inc. Class A	55,400	5,828
Herbalife Ltd.	270,100	15,569
Nu Skin Enterprises, Inc. Class A	95,000	3,567
Schiff Nutrition International, Inc. (d)(e)	1,294,000	14,480
		39,444
TOTAL CONSUMER STAPLES		115,822
ENERGY - 11.9%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	106,100	7,699
Halliburton Co.	206,100	10,511
Noble Corp.	86,800	3,421
Oceaneering International, Inc.	103,600	4,196
Schlumberger Ltd.	62,300	5,383
Transocean Ltd. (United States)	132,800	8,574
		39,784
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	86,612	3,936
Amyris, Inc.	45,400	1,275
Atlas Pipeline Partners, LP	70,500	2,324
BP PLC sponsored ADR	24,128	1,069
Chesapeake Energy Corp.	107,300	3,186
Chevron Corp.	73,600	7,569
Exxon Mobil Corp.	630,400	51,302
Hess Corp.	33,100	2,475
Holly Corp.	90,200	6,260
Marathon Oil Corp.	109,100	5,747
Solazyme, Inc.	12,900	296
Southwestern Energy Co. (a)	123,700	5,304
Whiting Petroleum Corp. (a)	52,400	2,982
		93,725
TOTAL ENERGY		133,509
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.6%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	73,100	$ 1,873
Charles Schwab Corp.	313,500	5,157
HFF, Inc. (a)	78,200	1,180
Morgan Stanley	98,000	2,255
TD Ameritrade Holding Corp.	189,300	3,693
		14,158
Commercial Banks - 1.2%
Aozora Bank Ltd.	533,000	1,235
Comerica, Inc.	88,900	3,073
Regions Financial Corp.	383,900	2,380
SunTrust Banks, Inc.	96,100	2,479
Synovus Financial Corp.	1,077,200	2,241
Wells Fargo & Co.	89,200	2,503
		13,911
Consumer Finance - 0.3%
SLM Corp.	185,900	3,125
Diversified Financial Services - 0.7%
Citigroup, Inc.	68,440	2,850
Encore Capital Group, Inc. (a)	47,100	1,447
JPMorgan Chase & Co.	73,900	3,025
		7,322
Insurance - 0.4%
Assured Guaranty Ltd.	259,900	4,239
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	155,700	3,910
Jones Lang LaSalle, Inc.	30,000	2,829
The St. Joe Co. (a)	65,100	1,357
		8,096
TOTAL FINANCIALS		50,851
HEALTH CARE - 10.4%
Biotechnology - 5.5%
Achillion Pharmaceuticals, Inc. (a)	311,500	2,318
ADVENTRX Pharmaceuticals, Inc. (a)(d)	229,000	689
Alexion Pharmaceuticals, Inc. (a)	97,392	4,580
Amarin Corp. PLC ADR (a)	157,700	2,282
Amgen, Inc. (a)	86,200	5,030
Amicus Therapeutics, Inc. (a)	367,919	2,185
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	24,238	$ 324
Ardea Biosciences, Inc. (a)	81,500	2,075
ARIAD Pharmaceuticals, Inc. (a)	335,700	3,803
ArQule, Inc. (a)	252,400	1,578
Biogen Idec, Inc. (a)	56,100	5,998
BioMarin Pharmaceutical, Inc. (a)	130,600	3,554
Dynavax Technologies Corp. (a)	493,700	1,358
Exelixis, Inc. (a)	115,600	1,036
Gilead Sciences, Inc. (a)	196,000	8,116
Inhibitex, Inc. (a)	429,600	1,684
Keryx Biopharmaceuticals, Inc. (a)	347,600	1,644
Lexicon Pharmaceuticals, Inc. (a)	432,900	762
Neurocrine Biosciences, Inc. (a)	404,600	3,257
NPS Pharmaceuticals, Inc. (a)	150,500	1,422
SIGA Technologies, Inc. (a)(d)	231,700	2,257
Theravance, Inc. (a)	105,100	2,334
United Therapeutics Corp. (a)	49,600	2,733
		61,019
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	79,031	2,894
Edwards Lifesciences Corp. (a)	82,100	7,157
Mako Surgical Corp. (a)	45,000	1,338
Sirona Dental Systems, Inc. (a)	2,100	112
		11,501
Health Care Providers & Services - 1.6%
McKesson Corp.	108,500	9,076
Medco Health Solutions, Inc. (a)	115,500	6,528
WellPoint, Inc.	28,000	2,206
		17,810
Health Care Technology - 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	300,700	5,840
Cerner Corp. (a)	77,000	4,705
		10,545
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	1,700	128
Thermo Fisher Scientific, Inc. (a)	50,900	3,277
		3,405
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (a)	26,600	521
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	508,200	$ 1,708
Cadence Pharmaceuticals, Inc. (a)(d)	189,400	1,742
Shire PLC sponsored ADR	33,800	3,184
Valeant Pharmaceuticals International, Inc. (Canada)	100,601	5,231
		12,386
TOTAL HEALTH CARE		116,666
INDUSTRIALS - 12.1%
Aerospace & Defense - 4.5%
Embraer SA sponsored ADR	24,900	766
Esterline Technologies Corp. (a)	16,000	1,222
Precision Castparts Corp.	52,300	8,611
Raytheon Co.	103,500	5,159
Textron, Inc.	563,200	13,297
The Boeing Co.	1,500	111
United Technologies Corp.	246,200	21,791
		50,957
Airlines - 0.5%
Copa Holdings SA Class A	35,100	2,343
Southwest Airlines Co.	258,000	2,946
		5,289
Building Products - 0.3%
Masco Corp.	136,400	1,641
Quanex Building Products Corp.	111,850	1,833
		3,474
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	5,100	110
Construction & Engineering - 1.2%
Fluor Corp.	54,700	3,537
Jacobs Engineering Group, Inc. (a)	57,800	2,500
KBR, Inc.	81,200	3,060
Shaw Group, Inc. (a)	96,800	2,924
URS Corp. (a)	26,600	1,190
		13,211
Electrical Equipment - 1.0%
Alstom SA (d)	187,890	11,587
Emerson Electric Co.	1,800	101
		11,688
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
General Electric Co.	6,000	$ 113
Machinery - 2.3%
Cummins, Inc.	80,600	8,341
Fanuc Corp.	2,100	351
Ingersoll-Rand Co. Ltd.	259,000	11,761
Marcopolo SA (PN)	175,400	786
Pall Corp.	39,000	2,193
WABCO Holdings, Inc. (a)	1,600	110
Wabtec Corp.	8,500	559
Weg SA	121,000	1,380
		25,481
Professional Services - 1.2%
IHS, Inc. Class A (a)	9,400	784
Towers Watson & Co.	183,600	12,064
		12,848
Road & Rail - 0.6%
Union Pacific Corp.	68,700	7,172
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	9,000	130
WESCO International, Inc. (a)	102,600	5,550
		5,680
TOTAL INDUSTRIALS		136,023
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 4.0%
Acme Packet, Inc. (a)	40,100	2,812
Alcatel-Lucent SA sponsored ADR (a)	718,900	4,148
Calix Networks, Inc. (a)	143,400	2,986
Juniper Networks, Inc. (a)	265,000	8,348
QUALCOMM, Inc.	422,400	23,988
Riverbed Technology, Inc. (a)	71,187	2,818
		45,100
Computers & Peripherals - 7.1%
Apple, Inc. (a)	214,200	71,900
NetApp, Inc. (a)	24,500	1,293
SanDisk Corp. (a)	95,100	3,947
Western Digital Corp. (a)	83,600	3,041
		80,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.4%
Baidu.com, Inc. sponsored ADR (a)	42,000	$ 5,885
eBay, Inc. (a)	300,800	9,707
Facebook, Inc. Class B (a)(f)	49,257	1,231
Google, Inc. Class A (a)	76,600	38,789
LinkedIn Corp. (a)(d)	2,000	180
OpenTable, Inc. (a)	28,400	2,361
Rackspace Hosting, Inc. (a)(d)	277,396	11,856
Travelzoo, Inc. (a)(d)	20,600	1,332
		71,341
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	352,600	25,860
International Business Machines Corp.	29,500	5,061
MasterCard, Inc. Class A	9,100	2,742
Virtusa Corp. (a)	156,300	2,962
		36,625
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	61,100	2,322
Broadcom Corp. Class A	112,400	3,781
Freescale Semiconductor Holdings I Ltd.	63,300	1,164
GT Solar International, Inc. (a)(d)	239,300	3,877
Inphi Corp.	4,900	85
LTX-Credence Corp. (a)	201,400	1,801
Marvell Technology Group Ltd. (a)	244,200	3,606
NVIDIA Corp. (a)	585,100	9,324
		25,960
Software - 6.0%
Citrix Systems, Inc. (a)	51,100	4,088
Informatica Corp. (a)	113,200	6,614
Intuit, Inc. (a)	62,000	3,215
Longtop Financial Technologies Ltd. ADR (a)	61,700	117
Microsoft Corp.	22,200	577
Oracle Corp.	608,600	20,029
Red Hat, Inc. (a)	136,100	6,247
Rovi Corp. (a)	116,200	6,665
salesforce.com, Inc. (a)	59,300	8,835
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	112,000	$ 6,626
VMware, Inc. Class A (a)	43,300	4,340
		67,353
TOTAL INFORMATION TECHNOLOGY		326,560
MATERIALS - 6.0%
Chemicals - 2.4%
Ashland, Inc.	90,000	5,816
CF Industries Holdings, Inc.	80,200	11,362
Innophos Holdings, Inc.	75,700	3,694
LyondellBasell Industries NV Class A	142,200	5,478
Olin Corp.	22,400	508
		26,858
Metals & Mining - 3.6%
Alcoa, Inc.	108,700	1,724
AngloGold Ashanti Ltd. sponsored ADR	87,400	3,679
Barrick Gold Corp.	50,100	2,275
Freeport-McMoRan Copper & Gold, Inc.	107,800	5,703
Goldcorp, Inc.	124,700	6,032
Ivanhoe Mines Ltd. (a)	200,600	5,069
Kinross Gold Corp.	301,400	4,760
Newcrest Mining Ltd.	135,079	5,463
Reliance Steel & Aluminum Co.	61,000	3,029
United States Steel Corp. (d)	57,500	2,647
		40,381
TOTAL MATERIALS		67,239
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	227,100	11,884
SOFTBANK CORP.	200	8
		11,892
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	78,300	998
TOTAL COMMON STOCKS (Cost $888,333)		1,115,503
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	9,317,988	$ 9,318
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	25,185,908	25,186
TOTAL MONEY MARKET FUNDS (Cost $34,504)		34,504
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $922,837)		1,150,007
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(28,991)
NET ASSETS - 100%		$ 1,121,016
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,231,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,232
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	273
Total	$ 277
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 7,687	$ 4,020	$ -	$ -	$ 14,480
Total	$ 7,687	$ 4,020	$ -	$ -	$ 14,480
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 155,943	$ 155,943	$ -	$ -
Consumer Staples	115,822	112,797	3,025	-
Energy	133,509	133,509	-	-
Financials	50,851	49,616	1,235	-
Health Care	116,666	116,666	-	-
Industrials	136,023	135,672	351	-
Information Technology	326,560	325,212	-	1,348
Materials	67,239	67,239	-	-
Telecommunication Services	11,892	11,884	8	-
Utilities	998	998	-	-
Money Market Funds	34,504	34,504	-	-
Total Investments in Securities:	$ 1,150,007	$ 1,144,040	$ 4,619	$ 1,348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,116)
Cost of Purchases	1,232
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,232
Transfers out of Level 3	-
Ending Balance	$ 1,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (2,116)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Canada	2.1%
Cayman Islands	2.0%
France	1.7%
Switzerland	1.3%
Ireland	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $76,748,000 of which $20,523,000 and $56,225,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,344) - See accompanying schedule: Unaffiliated issuers (cost $877,284)	$ 1,101,023
Fidelity Central Funds (cost $34,504)	34,504
Other affiliated issuers (cost $11,049)	14,480
Total Investments (cost $922,837)		$ 1,150,007
Foreign currency held at value (cost $616)		616
Receivable for investments sold		29,427
Receivable for fund shares sold		1,234
Dividends receivable		592
Distributions receivable from Fidelity Central Funds		45
Other receivables		40
Total assets		1,181,961

Liabilities
Payable for investments purchased	$ 34,328
Payable for fund shares redeemed	581
Accrued management fee	542
Other affiliated payables	221
Other payables and accrued expenses	87
Collateral on securities loaned, at value	25,186
Total liabilities		60,945

Net Assets		$ 1,121,016
Net Assets consist of:
Paid in capital		$ 910,289
Distributions in excess of net investment income		(678)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,729)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		227,134
Net Assets, for 15,378 shares outstanding		$ 1,121,016
Net Asset Value, offering price and redemption price per share ($1,121,016 ÷ 15,378 shares)		$ 72.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,941
Income from Fidelity Central Funds (including $273 from security lending)		277
Total income		4,218

Expenses
Management fee Basic fee	$ 3,093
Performance adjustment	248
Transfer agent fees	1,115
Accounting and security lending fees	184
Custodian fees and expenses	21
Independent trustees' compensation	3
Registration fees	36
Audit	28
Legal	1
Interest	1
Miscellaneous	5
Total expenses before reductions	4,735
Expense reductions	(41)	4,694
Net investment income (loss)		(476)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,187
Foreign currency transactions	(44)
Total net realized gain (loss)		66,143
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25)	20,184
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		20,175
Net gain (loss)		86,318
Net increase (decrease) in net assets resulting from operations		$ 85,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (476)	$ 274
Net realized gain (loss)	66,143	91,396
Change in net unrealized appreciation (depreciation)	20,175	79,949
Net increase (decrease) in net assets resulting from operations	85,842	171,619
Distributions to shareholders from net investment income	-	(456)
Share transactions Proceeds from sales of shares	122,122	213,321
Reinvestment of distributions	-	405
Cost of shares redeemed	(132,264)	(157,380)
Net increase (decrease) in net assets resulting from share transactions	(10,142)	56,346
Total increase (decrease) in net assets	75,700	227,509

Net Assets
Beginning of period	1,045,316	817,807
End of period (including distributions in excess of net investment income of $678 and distributions in excess of net investment income of $202, respectively)	$ 1,121,016	$ 1,045,316
Other Information Shares
Sold	1,708	3,687
Issued in reinvestment of distributions	-	7
Redeemed	(1,843)	(2,719)
Net increase (decrease)	(135)	975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 D	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.38	$ 56.25	$ 39.09	$ 70.72	$ 64.18	$ 57.22
Income from Investment Operations
Net investment income (loss) E	(.03)	.02	.21	.19	.07	.52
Net realized and unrealized gain (loss)	5.55	11.14	17.16	(31.63)	12.08	6.99
Total from investment operations	5.52	11.16	17.37	(31.44)	12.15	7.51
Distributions from net investment income	-	(.03)	(.21)	(.18)	(.06)	(.55)
Distributions from net realized gain	-	-	-	(.01)	(5.55)	-
Total distributions	-	(.03)	(.21)	(.19)	(5.61)	(.55)
Net asset value, end of period	$ 72.90	$ 67.38	$ 56.25	$ 39.09	$ 70.72	$ 64.18
Total Return B, C	8.19%	19.84%	44.45%	(44.45)%	18.87%	13.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.85% A	.83%	.81%	.83%	.83%	.81%
Expenses net of fee waivers, if any	.85% A	.83%	.81%	.83%	.83%	.81%
Expenses net of all reductions	.84% A	.83%	.80%	.82%	.83%	.80%
Net investment income (loss)	(.09)% A	.03%	.46%	.33%	.09%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 1,121	$ 1,045	$ 818	$ 534	$ 1,138	$ 911
Portfolio turnover rate G	92% A	117%	141%	147%	194%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Prior to February 1, 2007 the Fund operated under certain different investment policies. Accordingly, the Fund's historical performance may not represent its current investment policies.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 244,829
Gross unrealized depreciation	(20,702)
Net unrealized appreciation (depreciation) on securities and other investments	$ 224,127

Tax cost	$ 925,880

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $512,356 and $522,865, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,778.39%		$ 1

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $108. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $11 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

TRE-USAN-0811
1.787792.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011